Auditor’s Remuneration	6 Months Ended
Dec. 31, 2022
Auditor's remuneration [abstract]
Auditor’s Remuneration

Note 8 Auditor’s Remuneration

The following fees were paid or payable for services provided by PricewaterhouseCoopers Australia (PwC) as the auditor of the Group:

	Six Months Ended December 31,	Restated Twelve Months Ended June 30,
(in U.S. dollars)	2022	2022	2021	2020

Audit fees	$471,568	$266,000	$141,772	$117,873
Audit-related fees1	—	—	481,415	—
Tax fees	—	—	—	—
All other fees	—	276,498	—	—
Total	$471,568	$542,498	$623,187	$117,873

[1] Audit-related fees related to services performed in respect of the US IPO and US filing processes during the six months ended December 31, 2022, and twelve months ended June 30, 2022, and 2021.